Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2024
Earnings per share [abstract]
Summary of Earnings per share

	2024	2023
Profit attributable to equity holders of the parent (US$m)	1,937	1,740
Weighted average number of shares on issue for basic earnings per share	1,896,041,815	1,896,624,636
Effect of dilution from contingently issuable shares	14,691,983	12,981,487
Weighted average number of shares on issue adjusted for the effect of dilution	1,910,733,798	1,909,606,123
Basic earnings per share (US cents)	102.2	91.7
Diluted earnings per share (US cents)	101.4	91.1